Subsequent Events - Additional Information (Detail) - USD ($)	Jan. 26, 2023	Nov. 01, 2023	Apr. 12, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 25, 2023
KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost			$ 459,870	$ 450,554	$ 275,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Non refundable retainer fee					50,000
Debt instrument face value		$ 300,000
Proceeds from Issuance of long-term debt	$ 175,000
Notes payable		$ 2,673,952
Subsequent Event [Member] | KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost					$ 275,000
Subsequent Event [Member] | Sponsor [Member] | Unsecured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value						$ 375,000